Restricted cash (Table) (Details) - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Cash and Cash Equivalents [Abstract]
Retention accounts		$ 20,724	$ 21,443
Restricted bank deposits/Drydock reserves		2,009	2,420
Cash collateral	[1]	32,850	32,940
Total Current Restricted Cash		55,583	56,803
Cash collateral	[1]	47,755	80,980
Guarantee deposits		11	21
Restricted bank deposits/Drydock reserves		2,900	3,769
Cash in custody		0	500
Total Non - Current Restricted Cash		50,666	85,270
Total Current and Non - Current Restricted Cash		$ 106,249	$ 142,073

[1]	Cash received in advance from charterers.